Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Trading and other
Fair value of assets	£ 22,912	£ 24,017
Derivative financial instruments	19,576	21,321
Hedging
Fair value of assets	31	48
Fair value of liabilities	303	355
Total recognised derivative assets	22,943	24,065
Total recognised derivative liabilities	19,879	21,676
Fair value hedges
Hedging
Fair value of assets	7	8
Fair value of liabilities	300	337
Cash flow hedges
Hedging
Fair value of assets	24	40
Fair value of liabilities	3	18
Exchange rate contracts | Trading and other
Trading and other
Fair value of assets	9,911	10,247
Derivative financial instruments	9,537	9,172
Interest rate contracts | Trading and other
Trading and other
Fair value of assets	12,710	13,436
Derivative financial instruments	9,555	11,644
Credit derivatives | Trading and other
Trading and other
Fair value of assets	92	87
Derivative financial instruments	185	172
Equity and other contracts | Trading and other
Trading and other
Fair value of assets	199	247
Derivative financial instruments	£ 299	£ 333